INTANGIBLE ASSETS - Summary of the movement in the net book value of intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill [abstract]
Goodwill at beginning of period	$ 349	$ 394
Translation adjustment	(17)	(45)
Goodwill at end of period	338	349	$ 394
Intangible assets and goodwill [abstract]
Balance at beginning of the period	1,619	1,960
Additions	170	101
Disposals	(5)
Amortization	(199)	(208)	(221)
Divestment and reclassification as held for sale	(12)
Transfer and reclassification	4	5
Translation adjustment	(67)	(239)
Balance at end of the period	1,510	1,619	1,960
Telecommunication licenses, frequencies & permissions
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at beginning of period	1,026	1,334
Additions	35	4
Disposals, intangible assets other than goodwill	0
Amortization charge for the year	(125)	(131)
Divestment and reclassification as held for sale	(4)
Transfer and reclassification	0	(1)
Translation adjustment	(29)	(180)
Intangible assets excl. goodwill at end of period	903	1,026	1,334
Software
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at beginning of period	193	169
Additions	52	92
Disposals, intangible assets other than goodwill	(4)
Amortization charge for the year	(63)	(67)
Divestment and reclassification as held for sale	(8)
Transfer and reclassification	58	7
Translation adjustment	(18)	(8)
Intangible assets excl. goodwill at end of period	210	193	169
Brands and trademarks
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at beginning of period	4	7
Additions	0	0
Disposals, intangible assets other than goodwill	0
Amortization charge for the year	(2)	(3)
Divestment and reclassification as held for sale	0
Transfer and reclassification	0	0
Translation adjustment	(1)	0
Intangible assets excl. goodwill at end of period	1	4	7
Customer relationships
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at beginning of period	42	54
Additions	2	0
Disposals, intangible assets other than goodwill	0
Amortization charge for the year	(6)	(6)
Divestment and reclassification as held for sale	0
Transfer and reclassification	0	0
Translation adjustment	(2)	(6)
Intangible assets excl. goodwill at end of period	36	42	54
Other intangible assets
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at beginning of period	5	2
Additions	81	5
Disposals, intangible assets other than goodwill	(1)
Amortization charge for the year	(3)	(1)
Divestment and reclassification as held for sale	0
Transfer and reclassification	(60)	(1)
Translation adjustment	0	0
Intangible assets excl. goodwill at end of period	22	5	2
Goodwill [member]
Goodwill [abstract]
Goodwill at beginning of period	349	394
Additional recognition, goodwill	0	0
Divestment and reclassification as held for sale	0
Amortization charge for the year	0	0
Divestment and reclassification as held for sale	0
Transfer and reclassification	6	0
Translation adjustment	(17)	(45)
Goodwill at end of period	338	$ 349	$ 394
Cost
Intangible assets and goodwill [abstract]
Balance at end of the period	4,057
Cost | Telecommunication licenses, frequencies & permissions
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at end of period	1,865
Cost | Software
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at end of period	658
Cost | Brands and trademarks
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at end of period	157
Cost | Customer relationships
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at end of period	277
Cost | Other intangible assets
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at end of period	33
Cost | Goodwill [member]
Goodwill [abstract]
Goodwill at end of period	1,067
Accumulated depreciation and impairment
Intangible assets and goodwill [abstract]
Balance at end of the period	(2,547)
Accumulated depreciation and impairment | Telecommunication licenses, frequencies & permissions
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at end of period	(962)
Accumulated depreciation and impairment | Software
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at end of period	(448)
Accumulated depreciation and impairment | Brands and trademarks
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at end of period	(156)
Accumulated depreciation and impairment | Customer relationships
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at end of period	(241)
Accumulated depreciation and impairment | Other intangible assets
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at end of period	(11)
Accumulated depreciation and impairment | Goodwill [member]
Goodwill [abstract]
Goodwill at end of period	$ (729)